Reporting Entity (Details)		6 Months Ended
	Nov. 21, 2023	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 AUD ($)	Dec. 31, 2023 USD ($)	[1]	Jan. 01, 2023 USD ($)	[1]
Reporting Entity [Line Items]
Ownership percentage in subsidiary	51.00%	49.00%
Share capital of subsidiary | $		$ 5,341				$ 2,956		$ 267,773
Altamira Therapeutics AG [Member]
Reporting Entity [Line Items]
Name of subsidiary		Altamira Therapeutics AG
Principal place of business		Basel
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Altamira Therapeutics AG [Member] | Switzerland [Member]
Reporting Entity [Line Items]
Share capital of subsidiary | SFr			SFr 2,500,000
Otolanum AG [Member]
Reporting Entity [Line Items]
Name of subsidiary		Otolanum AG
Principal place of business		AG
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Otolanum AG [Member] | Switzerland [Member]
Reporting Entity [Line Items]
Share capital of subsidiary | SFr			100,000
Altamira Therapeutics, Inc [Member]
Reporting Entity [Line Items]
Name of subsidiary		Altamira Therapeutics, Inc.
Principal place of business		Newark, Delaware
Country of incorporation		United States
Ownership percentage in subsidiary		100.00%
Altamira Therapeutics, Inc [Member] | USD [member]
Reporting Entity [Line Items]
Share capital of subsidiary | $		$ 100
Auris Medical AG [Member]
Reporting Entity [Line Items]
Name of subsidiary		Altamira Medica AG
Principal place of business		Basel
Ownership percentage in subsidiary		49.00%
Auris Medical AG [Member] | Switzerland [Member]
Reporting Entity [Line Items]
Share capital of subsidiary | SFr			SFr 3,000,000
Altamira Medica AG [Member]
Reporting Entity [Line Items]
Country of incorporation		Switzerland
Auris Medical Ltd. [Member]
Reporting Entity [Line Items]
Name of subsidiary		Altamira Medica Ltd.
Principal place of business		Dublin
Country of incorporation		Ireland
Ownership percentage in subsidiary		49.00%
Auris Medical Ltd. [Member] | EUR [Member]
Reporting Entity [Line Items]
Share capital of subsidiary | €				€ 100
Altamira Medica Pty Ltd [Member]
Reporting Entity [Line Items]
Name of subsidiary		●Altamira Medica Pty Ltd
Principal place of business		Melbourne
Country of incorporation		Australia
Ownership percentage in subsidiary	49.00%	49.00%
Altamira Medica Pty Ltd [Member] | Australia [Member]
Reporting Entity [Line Items]
Share capital of subsidiary | $					$ 100
Auris Medical Pty Ltd [Member]
Reporting Entity [Line Items]
Name of subsidiary	Altamira Medica AG
Principal place of business	Basel
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%

[1]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2).